EATON VANCE GROWTH TRUST
                         24 Federal Street
                         Boston, MA  02110
                          (617) 482-8260




                           CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 72 ("Amendment No. 72") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 72 was filed electronically with the Commission (Accession No. 0000950156-98-000728) on December 22, 1998.

                  Eaton Vance Asian Small Companies Fund
                  Eaton Vance Greater China Growth Fund
                  Eaton Vance Growth Fund
                  Eaton Vance Information Age Fund
                  Eaton Vance Worldwide Health Sciences Fund

                                       EATON VANCE GROWTH TRUST


                                       By: /s/ Eric G. Woodbury
                                           Eric G. Woodbury, Esq.
                                           Assistant Secretary

Date:  January 4, 1999